UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 3, 2003

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: 119,393

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1663    69380 SH       SOLE                    69380
Allstate                       Common Stocks    020002101     2685    73500 SH       SOLE                    73500
American Superconductor        Common Stocks    030111108      496    48000 SH       SOLE                    48000
Analog Devices                 Common Stocks    032654105     1192    31356 SH       SOLE                    31356
Applied Films                  Common Stocks    038197109     1848    62170 SH       SOLE                    62170
Apria Healthcare Group         Common Stocks    049156102     2000    73050 SH       SOLE                    73050
Arkansas Best                  Common Stocks    040790107     2270    82530 SH       SOLE                    82530
Baxter International Inc.      Common Stocks    071813109     1395    48000 SH       SOLE                    48000
Bear Stearns Companies         Common Stocks    073902108     1941    25946 SH       SOLE                    25946
Boston Properties              Common Stocks    101121101     1294    29775 SH       SOLE                    29775
Boyd Gaming Corp               Common Stocks    103304101     2683   175825 SH       SOLE                   175825
Caremark RX Inc                Common Stocks    141705103     2020    89375 SH       SOLE                    89375
CEC Entertainment              Common Stocks    125137109     1645    41962 SH       SOLE                    41962
Celgene                        Common Stocks    151020104     2064    47625 SH       SOLE                    47625
Charlotte Russe Hldg           Common Stocks    161048103     1776   172550 SH       SOLE                   172550
Chicago Pizza & Brewery        Common Stocks    167889104      593    50500 SH       SOLE                    50500
Christopher & Banks            Common Stocks    171046105     1763    73889 SH       SOLE                    73889
Cimarex Energy                 Common Stocks    171798101     1486    75800 SH       SOLE                    75800
Coastal Banc Conv Pfd          Conv Preferred   190428201     1246    45700 SH       SOLE                    45700
Coherent                       Common Stocks    192479103     2029    82393 SH       SOLE                    82393
Duke Energy 8.25%              Preferred Stocks 264399585      232    17730 SH       SOLE                    17730
Eaton Vance Ltd Duration       Common Stocks    27828H105      916    49400 SH       SOLE                    49400
Equity Office Properties       Common Stocks    294741103      295    10700 SH       SOLE                    10700
Equity Residential             Common Stocks    29476L107      931    31780 SH       SOLE                    31780
First Industrial Realty Trust  Common Stocks    32054K103     1310    40860 SH       SOLE                    40860
Fossil                         Common Stocks    349882100     1222    50443 SH       SOLE                    50443
Foundry Networks               Common Stocks    35063R100     1206    56075 SH       SOLE                    56075
Frontline Ltd                  Common Stocks    G3682E127     2659   158775 SH       SOLE                   158775
GulfTerra Energy Partners      Common Stocks    28368B102      552    13775 SH       SOLE                    13775
HL&P Cap Tr. 8.125%            Preferred Stocks 404202202      461    18675 SH       SOLE                    18675
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1282  1345500 SH       SOLE                  1345500
International Rectifier        Common Stocks    460254105     1882    50260 SH       SOLE                    50260
ISIS Pharmaceuticals           Common Stocks    464330109     1323   202938 SH       SOLE                   202938
Jones Apparel                  Common Stocks    480074103     1912    63887 SH       SOLE                    63887
Keithley Instruments           Common Stocks    487584104     1615   114166 SH       SOLE                   114166
Kemet Corp                     Common Stocks    488360108     1442   113168 SH       SOLE                   113168
Ligand Pharmaceuticals         Common Stocks    53220K207     2156   167284 SH       SOLE                   167284
Lighthouse Opportunity Fund    Mutual Funds     742935794      362    25999 SH       SOLE                    25999
Merix Corp                     Common Stocks    590049102     1448    87850 SH       SOLE                    87850
MIM Corporation                Common Stocks    553044108     2320   309325 SH       SOLE                   309325
Mitcham Industries             Common Stocks    606501104      514   256750 SH       SOLE                   256750
Multimedia Games               Common Stocks    625453105     2049    56300 SH       SOLE                    56300
National Oilwell               Common Stocks    637071101     2169   119562 SH       SOLE                   119562
Navigant International         Common Stocks    63935R108     1296    92475 SH       SOLE                    92475
New Plan 7.625% Pfd            Preferred Stocks 648053809     1303    49175 SH       SOLE                    49175
Newport Corp                   Common Stocks    651824104     1920   136175 SH       SOLE                   136175
Plains All Amern Pipeline LP   Common Stocks    726503105     4110   136778 SH       SOLE                   136778
Pogo Producing                 Common Stocks    730448107     1972    43555 SH       SOLE                    43555
PracticeWorks                  Common Stocks    739419109     1527    71100 SH       SOLE                    71100
Public Storage pfd Q           Preferred Stocks 74460D711      459    17080 SH       SOLE                    17080
Quiksilver                     Common Stocks    74838C106     1623   101750 SH       SOLE                   101750
Republic Services Inc          Common Stocks    760759100     1644    72600 SH       SOLE                    72600
Royal Dutch                    Common Stocks    780257804     2129    48158 SH       SOLE                    48158
Sabre Holdings Corp            Common Stocks    785905100     1612    75003 SH       SOLE                    75003
Salomon Bros Worldwide 2008    Common Stocks    79548R103     1962   179506 SH       SOLE                   179506
Shaw Group                     Common Stocks    820280105     1945   185075 SH       SOLE                   185075
Southwest Airlines             Common Stocks    844741108     1796   101455 SH       SOLE                   101455
SpectraLink                    Common Stocks    847580107     1165    62380 SH       SOLE                    62380
SunGard Data Systems           Common Stocks    867363103     1982    75325 SH       SOLE                    75325
Sycamore Networks              Common Stocks    871206108     1647   336175 SH       SOLE                   336175
Synopsys                       Common Stocks    871607107     1322    42980 SH       SOLE                    42980
Sypris Solutions               Common Stocks    871655106     2383   173575 SH       SOLE                   173575
TEPPCO Partners LP             Common Stocks    872384102      517    14625 SH       SOLE                    14625
Travelers Ppty Casualty CL B   Common Stocks    89420G406     2727   171698 SH       SOLE                   171698
Triad Hospitals                Common Stocks    89579K109     2534    83675 SH       SOLE                    83675
Trikon Technologies            Common Stocks    896187408     2100   344892 SH       SOLE                   344892
Ultra Petroleum                Common Stocks    903914109     1883   134950 SH       SOLE                   134950
Universal Display              Common Stocks    91347P105     1496   143950 SH       SOLE                   143950
Univision Communications       Common Stocks    914906102     1118    35000 SH       SOLE                    35000
Utilities Select SPDR          Common Stocks    81369Y886     5254   239900 SH       SOLE                   239900
Vornado Realty Pfd C           Preferred Stocks 929042406      955    37110 SH       SOLE                    37110
Westport Res Conv Pfd          Conv Preferred   961418209     2667   107550 SH       SOLE                   107550